Interest Rate Benchmark Reform - Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,057	2,746
USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,057	2,746
Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,057	2,746
Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,057	2,746
Cash flow hedges | GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,881	2,586
Cash flow hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,881	2,586
Cash flow hedges | Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Cash flow hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,881	2,586
Cash flow hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,881	2,586
Fair value hedges | GBP LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Fair value hedges | GBP LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Fair value hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	176	160
Fair value hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	176	160
Fair value hedges | Other
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Fair value hedges | Other | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	0	0
Fair value hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	176	160
Fair value hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	176	160